EQUITY ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments accounted for using equity method [Roll Forward]
Balance at beginning of period				$ 2,325	$ 2,154	$ 2,154
Additions (cash and non-cash)				261		372
Dispositions				(18)		(29)
Share of net income (loss)		$ 23	$ 31	15	54	90
Share of other comprehensive income (loss)				16		(13)
Distributions received				(231)		(206)
Foreign currency translation and other				29		(43)
Balance at end of period		$ 2,397		2,397		$ 2,325
Investment in partnership	$ 168			$ 191	$ 21
Percentage of voting equity interests acquired	26.00%